Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2020	2019	2018
Sale of upholstery furniture	280,210	329,162	365,346
Sale of home furnishing accessories	33,325	39,623	41,733
Sale of polyurethane foam	6,848	9,665	14,958
Sale of other goods	7,960	8,512	6,502
Total	328,343	386,962	428,539

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2020	2019	2018
Europe, Middle East and Africa	165,025	183,794	212,481
Americas	99,383	137,665	137,452
Asia-Pacific	63,935	65,503	78,606
Total	328,343	386,962	428,539

Geographical location of customers	2020	2019	2018
United States of America	73,676	97,723	94,393
Italy	46,269	48,557	53,261
China	38,339	39,258	47,099
United Kingdom	36,463	39,416	43,501
Spain	13,039	14,846	17,334
Canada	9,233	18,355	17,371
Brazil	8,641	12,120	16,332
Belgium	7,281	7,809	8,682
South Korea	7,151	5,626	8,232
Australia	6,867	8,668	9,903
Germany	5,984	7,234	11,455
France	5,975	8,493	11,179
Japan	5,320	4,829	4,996
Other countries (none greater than 5%)	64,105	74,028	84,801
Total	328,343	386,962	428,539

Distribution channels	2020	2019	2018
Wholesale (distributors and retailers)	274,070	320,263	365,499
Directly operated stores (end consumers)	54,273	66,699	63,040
Total	328,343	386,962	428,539

Brands	2020	2019	2018
Natuzzi Editions	152,452	160,136	167,925
Natuzzi Italia	115,155	135,500	144,953
Private label	45,928	73,149	94,201
Other	14,808	18,177	21,460
Total	328,343	386,962	428,539

Timing of revenue recognition	2020	2019	2018
Goods transferred at a point in time	326,705	385,510	427,493
Goods and services transferred over time	1,638	1,452	1,046
Total	328,343	386,962	428,539

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/20	31/12/19
Trade receivables	33,934	29,187
Trade receivables included in “assets held for sale”	1,304	—
Contract liabilities	24,183	23,103

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	6,343	6,725
Total	6,726	7,108
Sale of Natuzzi Display System
Within a year	1,183	1,416
More than a year	1,430	1,953
Total	2,613	3,369
Sale of Service-Type Warranties
Within a year	266	394
More than a year	260	411
Total	526	805